                                THE VALIANT FUND




















                               Semi-Annual Report
                                February 28, 2001

THE VALIANT FUND
Semi-Annual Report - February 28, 2001

Table of Contents


                                                                          Page
                                                                          ----

U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                          1
Statement of Assets and Liabilities                                        2
Statement of Operations                                                    2
Statement of Changes in Net Assets                                         3
Financial Highlights                                                       4

U.S. TREASURY INCOME PORTFOLIO
Statement of Assets and Liabilities                                        6
Statement of Operations                                                    6
Statement of Changes in Net Assets                                         7
Financial Highlights                                                       8

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                          9
Statement of Assets and Liabilities                                       12
Statement of Operations                                                   12
Statement of Changes in Net Assets                                        13
Financial Highlights                                                      14

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                         16
Statement of Assets and Liabilities                                       21
Statement of Operations                                                   21
Statement of Changes in Net Assets                                        22
Financial Highlights                                                      23

Notes to Financial Statements                                             24

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
February 28, 2001
(Unaudited)

                                                                     MATURITY               PRINCIPAL                     AMORTIZED
                                                     RATE              DATE                  AMOUNT                          COST
                                                     ----              ----                  ------                          ----
U.S. TREASURY OBLIGATIONS - 52.4%
U.S. TREASURY BILLS - 38.1%
                                                                       3/1/01          $  240,000,000               $   240,000,000
                                                                                                                        -----------
U.S. TREASURY NOTES - 14.3%
                                                     6.25 %           4/30/01              10,000,000                     9,999,268
                                                     5.25             5/31/01              25,000,000                    24,932,204
                                                     5.50             7/31/01              10,000,000                     9,976,951
                                                     6.50             8/31/01              10,000,000                    10,008,961
                                                     5.88            10/31/01              30,000,000                    29,942,897
                                                     6.38             1/31/02               5,000,000                     5,049,867
                                                                                                                          ---------
                                                                                                                         89,910,148
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $329,910,148)                                                           329,910,148
                                                                                                                        -----------
REPURCHASE AGREEMENTS - 47.8%

JP Morgan Co., 5.40% due 3/1/01, with a              5.40              3/1/01              70,000,000                    70,000,000
maturity value of $70,010,500 (Collateralized by
$71,184,000 U.S. Treasury Notes, 4.63%, 2/28/03,
 total market value $71,400,897)

Morgan Stanley Co.,  5.42% due 3/1/01, with a        5.42              3/1/01              70,000,000                    70,000,000
maturity value of $70,010,538 (Collateralized by
$70,336,481 GNMA, 5.50% - 9.00%, 6/15/13 -
12/15/30, total market value $71,761,080)

Salomon Smith Barney, Inc., 5.44% due 3/1/01,        5.44              3/1/01              75,000,000                    75,000,000
with a maturity value of $75,011,333
(Collateralized by $78,248,330 GNMA, 6.29% - 8.00%,
6/20/22 - 2/20/31, total market value $76,500,001)

The Goldman Sachs Group, Inc., 5.42% due             5.42              3/1/01              85,600,000                    85,600,000
3/1/01, with a maturity value of $85,612,887                                                                            -----------
(Collateralized by $85,584,403 GNMA, 5.50% - 9.50%,
6/15/06 - 1/15/31, total market value $87,312,000)

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $300,600,000)                                                               300,600,000
                                                                                                                        -----------



TOTAL INVESTMENTS (AMORTIZED COST $630,510,148) (a)   -   100.2%                                                        630,510,148
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.2)%                                                                       (1,024,853)
                                                                                                                        -----------
TOTAL NET ASSETS   -   100.0%                                                                                       $   629,485,295
                                                                                                                        ===========


------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA   -  Government National Mortgage Association



                       See notes to financial statements.

    THE VALIANT FUND
    U.S. Treasury Money Market Portfolio

    Statement of Assets and Liabilities
    February 28, 2001
    (Unaudited)
    ASSETS:
    Investments, at value                                                           $ 329,910,148
    Repurchase agreements                                                             300,600,000
                                                                            ----------------------
      Total investments                                                               630,510,148
    Cash                                                                                   86,742
    Interest receivable                                                                 1,242,779
                                                                            ----------------------
      TOTAL ASSETS                                                                    631,839,669

    LIABILITIES:

    Dividends payable                                           $ 2,036,564
    Accrued expenses and other liabilities:
      Investment manager                                             65,013
      Distribution and shareholder servicing                        237,404
      Other                                                          15,393
                                                         -------------------
      TOTAL LIABILITIES                                                                 2,354,374
                                                                            ----------------------
    NET ASSETS                                                                      $ 629,485,295
                                                                            ======================

    COMPOSITION OF NET ASSETS:

    Capital                                                                         $ 629,751,202
    Undistributed net investment income                                                    51,967
    Accumulated net realized losses from
      investment transactions                                                            (317,874)
                                                                            ----------------------
    NET ASSETS                                                                      $ 629,485,295
                                                                            ======================

    Class A Shares

      Net Assets                                                                     $ 12,417,290
      Shares Outstanding                                                               12,440,735
      Net Asset Value, Offering Price and
        Redemption Price per share                                                         $ 1.00
                                                                            ======================

    Class B Shares

      Net Assets                                                                     $ 32,416,386
      Shares Outstanding                                                               32,428,105
      Net Asset Value, Offering Price and
        Redemption Price per share                                                         $ 1.00
                                                                            ======================

    Class D Shares

      Net Assets                                                                    $ 406,514,907
      Shares Outstanding                                                              406,728,113
      Net Asset Value, Offering Price and
        Redemption Price per share                                                         $ 1.00
                                                                            ======================

    Class E Shares

      Net Assets                                                                    $ 178,136,712
      Shares Outstanding                                                              178,154,249
      Net Asset Value, Offering Price and
        Redemption Price per share                                                         $ 1.00
                                                                            ======================










Statement of Operations

For the six months ended February 28, 2001
(Unaudited)

INVESTMENT INCOME:
Interest                                                                           $ 14,084,810
                                                                         -----------------------
    TOTAL INVESTMENT INCOME                                                          14,084,810
EXPENSES:
Investment manager                                             $ 434,604
Distribution and shareholder servicing:
    Class B Shares                                                52,869
    Class D Shares                                               780,077
    Class E Shares                                               384,581
Other                                                             15,803
                                                       ------------------
    Total expenses before contractual
      fee reimbursements                                                              1,667,934
    Contractual fee reimbursements                                                      (15,104)
                                                                         -----------------------
    NET EXPENSES                                                                      1,652,830
                                                                         -----------------------
NET INVESTMENT INCOME                                                                12,431,980
                                                                         -----------------------
NET REALIZED LOSSES FROM INVESTMENT
    TRANSACTIONS                                                                            (25)
                                                                         -----------------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                     $ 12,431,955
                                                                         =======================




                       See notes to financial statements.



    THE VALIANT FUND
    U.S. TREASURY MONEY MARKET PORTFOLIO

    Statements of Changes in Net Assets

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED                   FOR THE
                                                                                 FEBRUARY 28,                  YEAR ENDED
                                                                                     2001                      AUGUST 31,
                                                                                 (UNAUDITED)                      2000
                                                                            -----------------------      -----------------------
    INVESTMENT ACTIVITIES:
    OPERATIONS:
        Net investment income                                                         $ 12,431,980                 $ 22,503,260
        Net realized losses from investment transactions                                       (25)                      (4,109)
                                                                            -----------------------      -----------------------
    CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                      12,431,955                   22,499,151
                                                                            -----------------------      -----------------------

    DIVIDENDS:
      Net investment income:

        Class A Shares                                                                    (365,986)                  (1,017,876)
        Class B Shares                                                                    (883,978)                  (3,046,760)
        Class D Shares                                                                  (8,690,964)                 (13,316,424)
        Class E Shares                                                                  (2,491,052)                  (5,122,200)
                                                                            -----------------------      -----------------------
    CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                                    (12,431,980)                 (22,503,260)
                                                                            -----------------------      -----------------------
    CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                     160,245,911                  172,131,305
                                                                            -----------------------      -----------------------
    CHANGE IN NET ASSETS                                                               160,245,886                  172,127,196

    NET ASSETS:

        Beginning of period                                                            469,239,409                  297,112,213
                                                                            -----------------------      -----------------------
        End of period                                                                $ 629,485,295                $ 469,239,409
                                                                            =======================      =======================


                       See notes to financial statements.
                                        3

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Financial Highlights, Class A Shares


                                                               FOR THE SIX
                                                              MONTHS ENDED
                                                               FEBRUARY 28,          FOR THE YEARS ENDED AUGUST 31,
                                                                   2001         ----------------------------------------
                                                               (UNAUDITED)         2000           1999           1998
                                                               ----------       ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     1.00       $     1.00     $     1.00     $     1.00
                                                               ----------       ----------     ----------     ----------
INVESTMENT ACTIVITIES

    Net investment income                                            0.03             0.06           0.05           0.05
    Net realized gains/(losses) from investment transactions        (0.00)*          (0.00)*        (0.00)*        (0.00)*
                                                               ----------       ----------     ----------     ----------
    Total from investment activities                                 0.03             0.06           0.05           0.05
                                                               ----------       ----------     ----------     ----------
DIVIDENDS

    Net investment income                                           (0.03)           (0.06)         (0.05)         (0.05)
                                                               ----------       ----------     ----------     ----------
    Total dividends                                                 (0.03)           (0.06)         (0.05)         (0.05)
                                                               ----------       ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $     1.00       $     1.00     $     1.00     $     1.00
                                                               ==========       ==========     ==========     ==========
TOTAL RETURN                                                         3.05% (a)        5.66%          4.77%          5.43%
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                              $   12,417       $   15,725     $   15,088     $   31,185
Ratio of expenses to average net assets                              0.20% (b)        0.20%          0.20%          0.20%
Ratio of net investment income to average net assets                 6.11% (b)        5.55%          4.69%          5.27%



                                                                FOR THE YEARS ENDED AUGUST 31,
                                                               -------------------------------
                                                                    1997           1996
                                                                 ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                             $     1.00     $     1.00
                                                                 ----------     ----------
INVESTMENT ACTIVITIES

    Net investment income                                              0.05           0.05
    Net realized gains/(losses) from investment transactions           0.00 *        (0.00)*
                                                                 ----------     ----------
    Total from investment activities                                   0.05           0.05
                                                                 ----------     ----------
DIVIDENDS

    Net investment income                                             (0.05)         (0.05)
                                                                 ----------     ----------
    Total dividends                                                   (0.05)         (0.05)
                                                                 ----------     ----------
NET ASSET VALUE, END OF PERIOD                                   $     1.00     $     1.00
                                                                 ==========     ==========
TOTAL RETURN                                                           5.30%          5.45%
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                                $   23,063     $   85,260
Ratio of expenses to average net assets                                0.20%          0.20%
Ratio of net investment income to average net assets                   5.12%          5.21%



Financial Highlights, Class B Shares


                                                               FOR THE SIX
                                                              MONTHS ENDED
                                                               FEBRUARY 28,           FOR THE YEARS ENDED AUGUST 31,
                                                                   2001          -----------------------------------------
                                                               (UNAUDITED)          2000           1999            1998
                                                               ----------        ----------     ----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     1.00        $     1.00     $     1.00     $      1.00
                                                               ----------        ----------     ----------     -----------
INVESTMENT ACTIVITIES

    Net investment income                                            0.03              0.05           0.04            0.05
    Net realized gains/(losses) from investment transactions        (0.00)*           (0.00)*        (0.00)*         (0.00)*
                                                               ----------        ----------     ----------     -----------
    Total from investment activities                                 0.03              0.05           0.04            0.05
                                                               ----------        ----------     ----------     -----------
DIVIDENDS

    Net investment income                                           (0.03)            (0.05)         (0.04)          (0.05)
                                                               ----------        ----------     ----------     -----------
    Total dividends                                                 (0.03)            (0.05)         (0.04)          (0.05)
                                                               ----------        ----------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                                 $     1.00        $     1.00     $     1.00     $      1.00
                                                               ==========        ==========     ==========     ===========
TOTAL RETURN                                                    2.93% (a)              5.39%          4.51%           5.17%
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                              $   32,416        $   41,893     $   64,266     $   326,675
Ratio of expenses to average net assets                              0.45% (b)         0.45%          0.45%           0.45%
Ratio of net investment income to average net assets                 5.84% (b)         5.20%          4.42%           5.05%

* Less than $0.005 per share.
(a) Not annualized.
(b) Annualized.




                                                                FOR THE YEARS ENDED AUGUST 31,
                                                                ------------------------------
                                                                     1997            1996
                                                                 -----------     -----------
Net Asset Value, Beginning of Period                             $      1.00     $      1.00
                                                                 -----------     -----------
INVESTMENT ACTIVITIES

    Net investment income                                               0.05            0.05
    Net realized gains/(losses) from investment transactions            0.00 *         (0.00)*
                                                                 -----------     -----------
    Total from investment activities                                    0.05            0.05
                                                                 -----------     -----------
DIVIDENDS

    Net investment income                                              (0.05)          (0.05)
                                                                 -----------     -----------
    Total dividends                                                    (0.05)          (0.05)
                                                                 -----------     -----------
NET ASSET VALUE, END OF PERIOD                                   $      1.00     $      1.00
                                                                 ===========     ===========
TOTAL RETURN                                                            5.04%           5.18%
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                                $   300,437     $   126,327
Ratio of expenses to average net assets                                 0.45%           0.45%
Ratio of net investment income to average net assets                    4.93%           5.01%

* Less than $0.005 per share.
(a) Not annualized.
(b) Annualized.

                       See notes to financial statements.
                                       4

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Financial Highlights, Class D Shares


                                                               FOR THE SIX
                                                               MONTHS ENDED
                                                               FEBRUARY 28,          FOR THE YEARS ENDED AUGUST 31,
                                                                  2001          -----------------------------------------
                                                               (UNAUDITED)         2000           1999            1998
                                                               ----------       ----------     ----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     1.00       $     1.00     $     1.00     $      1.00
                                                               ----------       ----------     ----------     -----------
INVESTMENT ACTIVITIES

  Net investment income                                              0.03             0.05           0.04            0.05
  Net realized gains/(losses) from investment transactions          (0.00)*          (0.00)*        (0.00)*         (0.00)*
                                                               ----------       ----------     ----------     -----------
  Total from investment activities                                   0.03             0.05           0.04            0.05
                                                               ----------       ----------     ----------     -----------
DIVIDENDS

  Net investment income                                             (0.03)           (0.05)         (0.04)          (0.05)
                                                               ----------       ----------     ----------     -----------
  Total dividends                                                   (0.03)           (0.05)         (0.04)          (0.05)
                                                               ----------       ----------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                                 $     1.00       $     1.00     $     1.00     $      1.00
                                                               ==========       ==========     ==========     ===========
TOTAL RETURN                                                         2.80% (b)        5.13%          4.25%           4.91%
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                              $  406,515       $  269,929     $  204,713     $   161,901
Ratio of expenses to average net assets                              0.70% (c)        0.70%          0.70%           0.70%
Ratio of net investment income to average net assets                 5.57% (c)        5.04%          4.16%           4.79%


                                                              FOR THE YEARS     FOR THE PERIOD
                                                             ENDED AUGUST 31,    MAY 1, 1996
                                                             ----------------    TO AUGUST 31,
                                                                   1997            1996 (a)
                                                               -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      1.00       $      1.00
                                                               -----------       -----------
INVESTMENT ACTIVITIES

  Net investment income                                               0.05              0.02
  Net realized gains/(losses) from investment transactions            0.00 *           (0.00)*
                                                               -----------       -----------
  Total from investment activities                                    0.05              0.02
                                                               -----------       -----------
DIVIDENDS

  Net investment income                                              (0.05)            (0.02)
                                                               -----------       -----------
  Total dividends                                                    (0.05)            (0.02)
                                                               -----------       -----------
NET ASSET VALUE, END OF PERIOD                                 $      1.00       $      1.00
                                                               ===========       ===========
TOTAL RETURN                                                          4.78%             1.55% (b)
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                              $   101,401       $    35,549
Ratio of expenses to average net assets                               0.70%             0.70% (c)
Ratio of net investment income to average net assets                  4.69%             4.68% (c)




Financial Highlights, Class E Shares

                                                                       FOR THE SIX
                                                                       MONTHS ENDED            FOR THE            FOR THE PERIOD
                                                                       FEBRUARY 28,           YEAR ENDED          APRIL 6, 1999
                                                                           2001               AUGUST 31,           TO AUGUST 31,
                                                                       (UNAUDITED)               2000               1999 (a)
                                                                       -----------           -----------           ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $      1.00           $      1.00           $     1.00
                                                                       -----------           -----------           ----------
INVESTMENT ACTIVITIES

  Net investment income                                                       0.03                  0.05                 0.02
  Net realized losses from investment transactions                           (0.00)*               (0.00)*              (0.00)*
                                                                       -----------           -----------           ----------
  Total from investment activities                                            0.03                  0.05                 0.02
                                                                       -----------           -----------           ----------
DIVIDENDS

  Net investment income                                                      (0.03)                (0.05)               (0.02)
                                                                       -----------           -----------           ----------
  Total dividends                                                            (0.03)                (0.05)               (0.02)
                                                                       -----------           -----------           ----------
NET ASSET VALUE, END OF PERIOD                                         $      1.00           $      1.00           $     1.00
                                                                       ===========           ===========           ==========
TOTAL RETURN                                                                  2.65% (b)             4.82%                1.54% (b)
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                                      $   178,137           $   141,693           $   13,086
Ratio of expenses to average net assets                                       1.00% (c)             1.00%                0.99% (c)
Ratio of net investment income to average net assets                          5.18% (c)             5.31%                3.81% (c)

* Less than $0.005 per share
(a) Period from commencement of operations
(b) Not annualized
(c) Annualized

                       See notes to financial statements.


THE VALIANT FUND

U.S. Treasury Income Portfolio

Statement of Assets and Liabilities
FEBRUARY 28, 2001

(Unaudited)

ASSETS:
Cash                                                                                    $           985
                                                                                        ---------------
  TOTAL ASSETS                                                                                      985

LIABILITIES:
Accrued expenses:

  Investment manager                                                  $           364
                                                                      ---------------
  TOTAL LIABILITIES                                                                                 364
                                                                                        ---------------
NET ASSETS                                                                              $           621
                                                                                        ===============

COMPOSITION OF NET ASSETS:

Capital                                                                                 $           622
Undistributed net investment income                                                                  84
Accumulated net realized losses from
  investment transactions                                                                           (85)
                                                                                        ---------------
NET ASSETS                                                                              $           621
                                                                                        ===============

Shares Outstanding                                                                                  620
                                                                                        ===============
  Net Asset Value, Offering Price
    and Redemption Price per share                                                      $          1.00
                                                                                        ===============








Statement of Operations

FOR THE PERIOD DECEMBER 6, 2000 TO JANUARY 24, 2001*
(Unaudited)

INVESTMENT INCOME:
Interest                                                                                $       250,877
                                                                                        ---------------
    TOTAL INVESTMENT INCOME                                                                     250,877
EXPENSES:
Investment manager                                                    $         9,454
                                                                      ---------------
    TOTAL EXPENSES                                                                                9,454
                                                                                        ---------------
NET INVESTMENT INCOME                                                                           241,423
                                                                                        ---------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                          $       241,423
                                                                                        ===============


* The Portfolio operated from December 6, 2000 to January 24, 2001.





                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

Statements of Changes in Net Assets

                                                                              FOR THE PERIOD
                                                                                DECEMBER 6,                FOR THE PERIOD
                                                                              2000 TO JANUARY                DECEMBER 7,
                                                                                24, 2001 (a)               1999 TO JANUARY
                                                                                (UNAUDITED)                  19, 2000 (b)
                                                                            --------------------        --------------------

INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                                     $            241,423        $            360,234
                                                                            --------------------        --------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                           241,423                     360,234
                                                                            --------------------        --------------------

DIVIDENDS:

  Net investment income                                                                 (241,423)                   (360,234)
                                                                            --------------------        --------------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                                         (241,423)                   (360,234)
                                                                            --------------------        --------------------
CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares issued                                                         60,869,469                 129,146,313
  Dividends reinvested                                                                         2                           3
  Cost of shares redeemed                                                            (60,869,467)               (129,146,313)
                                                                            --------------------        --------------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                                 4                           3
                                                                            --------------------        --------------------
CHANGE IN NET ASSETS                                                                           4                           3
NET ASSETS:

  Beginning of period                                                                        617                         614
                                                                            --------------------        --------------------
  End of period                                                             $                621        $                617
                                                                            ====================        ====================
SHARE TRANSACTIONS:

  Issued                                                                              60,869,467                 129,146,313
  Reinvested                                                                                   2                           3
  Redeemed                                                                           (60,869,467)               (129,146,313)
                                                                            --------------------        --------------------
CHANGE IN SHARES                                                                               2                           3
                                                                            ====================        ====================

(a) The Portfolio operated from December 6, 2000 to January 24, 2001.
(b) The Portfolio operated from December 7, 1999 to January 19, 2000.


                       See notes to financial statements.
                                       7

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

Financial Highlights, Class A Shares

                                                                           FOR THE PERIODS ENDED
                                                       ------------------------------------------------------------

                                                        2001 (a)         2000 (b)         1999 (c)         1998 (d)
                                                       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.00       $     1.00       $     1.00       $     1.00
                                                       ----------       ----------       ----------       ----------
INVESTMENT ACTIVITIES
    Net investment income                                    0.01             0.01             0.00 *           0.01
    Net realized losses from investment transactions          --              --               --               --
                                                       ----------       ----------       ----------       ----------
    Total from Investment Activities                         0.01             0.01             0.00 *           0.01
                                                       ----------       ----------       ----------       ----------
DIVIDENDS

    Net investment income                                   (0.01)           (0.01)           (0.00)*          (0.01)
                                                       ----------       ----------       ----------       ----------
    Total Dividends                                         (0.01)           (0.01)           (0.00)*          (0.01)
                                                       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                         $     1.00       $     1.00       $     1.00       $     1.00
                                                       ==========       ==========       ==========       ==========
TOTAL RETURN                                                 0.68% (g)        0.51% (g)        0.40% (g)        0.74% (g)
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                      $        1       $        1       $       1        $       25
Ratio of expenses to average net assets                      0.20% (h)        0.20%           0.20%            0.20%
Ratio of net investment income to average net assets         5.11% (h)        4.21%           3.69%            4.83%

                                                           FOR THE PERIODS ENDED
                                                        ----------------------------

                                                          1997 (e)          1996 (f)
                                                         ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     1.00       $     1.00
                                                         ----------       ----------
INVESTMENT ACTIVITIES
    Net investment income                                      0.01             0.00 *
    Net realized losses from investment transactions          (0.00)*          (0.00)*
                                                         ----------       ----------
    Total from Investment Activities                           0.01             0.00 *
                                                         ----------       ----------
DIVIDENDS

    Net investment income                                     (0.01)           (0.00)*
                                                         ----------       ----------
    Total Dividends                                           (0.01)           (0.00)*
                                                         ----------       ----------
NET ASSET VALUE, END OF PERIOD                           $     1.00       $     1.00
                                                         ==========       ==========
TOTAL RETURN                                                   0.54% (g)        0.35% (g)
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                        $       25       $       25
Ratio of expenses to average net assets                        0.20%            0.20%
Ratio of net investment income to average net assets           4.24%            4.15%





* Less than $0.005 per share.

(a) The Portfolio operated from December 6, 2000 to January 24, 2001.
(b) The Portfolio operated from December 7, 1999 to January 19, 2000.
(c) The Portfolio operated from December 14, 1998 to January 22, 1999.
(d) The Portfolio operated from December 17, 1997 to February 11, 1998.
(e) The Portfolio operated from December 13, 1996 to January 30, 1997.
(f) The Portfolio operated from December 11, 1995 to January 10, 1996.
(g) Not annualized.
(h) Annualized.


                       See notes to financial statements.
                                       8

VALIANT GENERAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments
February 28, 2001
(Unaudited)
                                                                     MATURITY               PRINCIPAL                     AMORTIZED
                                                     RATE              DATE                  AMOUNT                          COST
                                                     ----              ----                  ------                          ----
COMMERCIAL PAPER - 72.0%
AEROSPACE/DEFENSE - 4.7%
BAE Systems Holdings, Inc.                           6.38 %           3/13/01    $          5,071,000      $              5,060,351
BAE Systems Holdings, Inc.                           5.22             4/20/01              25,000,000                    24,820,139
                                                                                                                        -----------
                                                                                                                         29,880,490
                                                                                                                        -----------
ASSET BACKED SECURITIES - 7.8%
MPF  Limited                                         5.23              5/4/01              25,000,000                    24,769,778
Special Purpose Accounts Receivable                  5.61             4/10/01              25,000,000                    24,846,389
                                                                                                                        -----------
                                                                                                                         49,616,167
                                                                                                                        -----------
BANKING - 11.6%
Banco Bradesco SA                                    7.16             6/14/01              10,000,000                     9,805,167
Banco Rio de La Plata SA                             7.12              3/8/01              10,000,000                     9,986,875
Banco Rio de La Plata SA                             6.62             8/27/01              10,000,000                     9,686,253
Banco Santander Brazil                               6.66             4/18/01              10,000,000                     9,913,733
Bank Argentina SA                                    6.29             6/19/01               5,000,000                     4,906,806
Bank Argentina SA                                    5.15             8/20/01              15,000,000                    14,640,233
Unibanco-Uniao de Bancos Brasileims SA               7.13             7/13/01              15,000,000                    14,628,150
                                                                                                                        -----------
                                                                                                                         73,567,217
                                                                                                                        -----------
BROKER / DEALERS - 9.3%
Bear Stearns Companies Inc.                          5.48             4/26/01              30,000,000                    29,748,001
Lehman Brothers Holdings Inc.                        6.71              4/9/01              20,000,000                    19,859,383
Lehman Brothers Holdings Inc.                        5.35              8/7/01              10,000,000                     9,770,333
                                                                                                                        -----------
                                                                                                                         59,377,717
                                                                                                                        -----------
CONSTRUCTION - 2.3%
Lexington Parker                                     5.38             7/25/01              15,000,000                    14,681,538
                                                                                                                        -----------
FINANCIAL SERVICES - 23.8%
Caterpillar Financial Services                       6.26             5/25/01              20,000,000                    19,711,944
Demir Funding Corp.                                  6.40             4/10/01               3,000,000                     2,979,100
Ford Motor Credit Corp.                              5.46              3/9/01              25,000,000                    24,969,777
Forrestal Funding Master Trust                       6.72              3/9/01              14,000,000                    13,979,778
Island Finance Puerto Rico                           6.69             4/26/01              20,000,000                    19,799,178
Knight Funding                                       6.55              3/5/01               5,000,000                     4,996,417
Louis Dreyfus Corp.                                  5.49              3/5/01              30,000,000                    29,981,799
Market Street Funding                                5.52             3/21/01              20,000,000                    19,939,000
Pemex Barclays Bank                                  6.60             3/26/01              15,000,000                    14,933,125
                                                                                                                        -----------
                                                                                                                        151,290,118
                                                                                                                        -----------
FOOD PRODUCTS - 4.7%
Philip Morris Companies Inc.                         5.65              3/1/01              30,000,000                    30,000,000
                                                                                                                        -----------
TELECOMMUNICATIONS - 3.1%
Verizon Net Funding                                  5.30              5/4/01              20,000,000                    19,814,044
                                                                                                                        -----------
UTILITIES - 4.7%
Electric Reliability Council of Texas                6.48             3/15/01               5,000,000                     5,000,000
National Rural Utilities Cooperative                 5.17             4/27/01              25,000,000                    24,796,938
                                                                                                                        -----------
                                                                                                                         29,796,938
                                                                                                                        -----------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $458,024,229)                                                                    458,024,229
                                                                                                                        -----------

                                   Continued

VALIANT GENERAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
February 28, 2001
(Unaudited)
                                                                     MATURITY               PRINCIPAL                     AMORTIZED
                                                     RATE              DATE                 AMOUNT                          COST
                                                     ----              ----                 ------                          ----
TIME DEPOSIT - 9.4%
NATIONAL BANKS, COMMERCIAL - 9.4%
Bank National de Paris                               5.56 %            3/1/01     $        30,000,000        $           30,000,000
National Bank of Canada                              5.53              3/1/01              30,000,000                    30,000,000
                                                                                                                         ----------
TOTAL TIME DEPOSIT (AMORTIZED COST $60,000,000)                                                                          60,000,000
                                                                                                                         ----------
CERTIFICATES OF DEPOSIT - 5.2%
BANKING - 5.2%
Northern Trust Corp.                                 5.52              4/9/01              25,000,000                    25,000,267
Rabobank Nederland                                   5.40              1/8/02               8,000,000                     7,998,681
                                                                                                                         ----------
TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $32,998,948)                                                               32,998,948
                                                                                                                         ----------
MUNICIPAL NOTES AND BONDS - 4.5%
ALABAMA - 1.2%
Auburn Taxable Revenue Series B*                     5.40              3/8/01               7,710,000                     7,710,000
                                                                                                                         ----------
ILLINOIS - 0.7%
Upper Illinois River Valley Development*             5.65              3/1/01               4,595,000                     4,595,000
                                                                                                                         ----------
NEBRASKA - 1.8%
Public Power                                         6.58             3/12/01              11,000,000                    11,000,000
                                                                                                                         ----------
NEW YORK - 0.3%
New York Metropolitan Transportation                 5.50              3/8/01               2,050,000                     2,050,000
Authority*                                                                                                               ----------

OHIO - 0.3%
Hopkins Waterhouse LLC*                              5.65              3/1/01               2,000,000                     2,000,000
                                                                                                                         ----------
PENNSYLVANIA - 0.2%
Allegheny County,  Hospital Development              5.55              3/8/01               1,025,000                     1,025,000
Authority*                                                                                                               ----------

TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $28,380,000)                                                             28,380,000
                                                                                                                         ----------
CORPORATE BONDS - 3.1%
FINANCIAL SERVICES - 3.1%
Goldman Sachs Group LP                               5.15             8/23/01              20,000,000                    20,000,000
                                                                                                                         ----------
TOTAL CORPORATE BONDS (AMORTIZED COST $20,000,000)                                                                       20,000,000
                                                                                                                         ----------
BANKERS ACCEPTANCE - 3.1%
NATIONAL BANKS, COMMERCIAL - 3.1%
Bank One Corp.                                       6.66             4/10/01              10,000,000                    10,000,000
Bank One Corp.                                       6.97             7/16/01              10,000,000                     9,996,355
                                                                                                                         ----------
TOTAL BANKERS ACCEPTANCE (AMORTIZED COST $19,996,355)                                                                    19,996,355
                                                                                                                         ----------
CORPORATE OBLIGATIONS - 2.7%
FINANCIAL SERVICES - 0.7%
Steel Investment Ltd.*                               5.70              3/1/01               4,300,000                     4,300,000
                                                                                                                         ----------
REAL ESTATE - 2.0%
Aztec Properties LLC*                                5.70              3/1/01               2,775,000                     2,775,000
CMW Real Estate LLC*                                 5.65              3/1/01               2,520,000                     2,520,000
El Dorado Enterprises of Miami FL*                   5.65              3/1/01               3,800,000                     3,800,000
El Dorado Enterprises of Miami FL*                   5.65              3/1/01               2,180,000                     2,180,000


                                   Continued

VALIANT GENERAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
February 28, 2001
(Unaudited)
                                                                       MATURITY               PRINCIPAL                    AMORTIZED
                                                     RATE                DATE                  AMOUNT                        COST
                                                     ----                ----                  ------                        ----
CORPORATE OBLIGATIONS, CONTINUED
REAL ESTATE, CONTINUED

Ordeal Properties LLC*                               5.35 %          3/7/01         $     1,900,000            $          1,900,000
                                                                                                                        -----------
                                                                                                                         13,175,000
                                                                                                                        -----------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $17,475,000)                                                                 17,475,000
                                                                                                                        -----------
REPURCHASE AGREEMENTS - 0.2%
The Goldman Sachs Group, Inc., 5.42% due             5.42            3/1/01               1,000,000                       1,000,000
                                                                                                                        -----------
(Collateralized by $1,032,565 GNMA, 6.00% - 7.00%,
4/15/09 - 11/15/27, total market value $1,020,000)

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $1,000,000)                                                                   1,000,000
                                                                                                                        -----------



TOTAL INVESTMENTS (AMORTIZED COST $637,874,532) (a)   -   100.2%                                                        637,874,532
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.2)%                                                                      (1,275,908)
                                                                                                                        -----------

TOTAL NET ASSETS   -   100.0%                                                                                 $         636,598,624
                                                                                                                        ===========


------------
* Variable rate investment. The rate presented represents rate in effect at February 28, 2001. The maturity date presented reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA     -Government National Mortgage Association
LLC      -Limited Liability Corporation
LP       -Limited Partnership
SA       -Societa Anonyme (French Corp.)


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001
(Unaudited)
ASSETS:
Investments, at value                                                              $ 636,874,532
Repurchase agreements                                                                  1,000,000
                                                                          -----------------------
    Total investments                                                                637,874,532
Cash                                                                                      35,930
Interest receivable                                                                    1,734,834
                                                                          -----------------------
    TOTAL ASSETS                                                                     639,645,296

LIABILITIES:
Dividends payable                                             $ 2,884,602
Accrued expenses and other liabilities:
    Investment manager                                             87,300
    Distribution and shareholder servicing                         64,149
    Other                                                          10,621
                                                        ------------------
    TOTAL LIABILITIES                                                                  3,046,672
                                                                          -----------------------
NET ASSETS                                                                         $ 636,598,624
                                                                          =======================

COMPOSITION OF NET ASSETS:
Capital                                                                            $ 636,842,953
Undistributed net investment income                                                     $ 35,174
Accumulated net realized losses from
    investment transactions                                                             (279,503)
                                                                          -----------------------
NET ASSETS                                                                         $ 636,598,624
                                                                          =======================

Class A Shares
    Net Assets                                                                     $ 522,811,674
    Shares Outstanding                                                               523,054,609
    Net Asset Value, Offering Price
      and Redemption Price per share                                                      $ 1.00
                                                                          =======================

Class B Shares
    Net Assets                                                                       $ 5,515,080
    Shares Outstanding                                                                 5,515,640
    Net Asset Value, Offering Price
      and Redemption Price per share                                                      $ 1.00
                                                                          =======================

Class D Shares
    Net Assets                                                                      $ 13,805,112
    Shares Outstanding                                                                13,804,610
    Net Asset Value, Offering Price
      and Redemption Price per share                                                      $ 1.00
                                                                          =======================

Class E Shares
    Net Assets                                                                      $ 94,466,758
    Shares Outstanding                                                                94,468,094
    Net Asset Value, Offering Price
      and Redemption Price per share                                                      $ 1.00
                                                                          =======================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
(Unaudited)
INVESTMENT INCOME:
Interest                                                                           $ 18,591,496
                                                                         -----------------------
    TOTAL INVESTMENT INCOME                                                          18,591,496
EXPENSES:
Investment manager                                             $ 562,012
Distribution and shareholder servicing fees:
    Class B Shares                                                 9,012
    Class D Shares                                                33,732
    Class E Shares                                               392,153
Other                                                             10,621
                                                       ------------------
    Total expenses before contractual
      fee reimbursements                                                              1,007,530
    Contractual fee reimbursements                                                       (2,574)
                                                                         -----------------------
    NET EXPENSES                                                                      1,004,956
                                                                         -----------------------
NET INVESTMENT INCOME                                                                17,586,540
                                                                         -----------------------
NET REALIZED GAINS FROM INVESTMENT
    TRANSACTIONS                                                                             98
                                                                         -----------------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                     $ 17,586,638
                                                                         =======================


                       See notes to financial statements.
                                       12

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                    FOR THE SIX
                                                                                    MONTHS ENDED                   FOR THE
                                                                                    FEBRUARY 28,                  YEAR ENDED
                                                                                        2001                      AUGUST 31,
                                                                                    (UNAUDITED)                      2000
                                                                               -----------------------      -----------------------
    INVESTMENT ACTIVITIES:
    OPERATIONS:
        Net investment income                                                            $ 17,586,540                 $ 23,210,571
        Net realized losses from investment transactions                                           98                      (12,899)
                                                                               -----------------------      -----------------------
    CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                         17,586,638                   23,197,672
                                                                               -----------------------      -----------------------

    DIVIDENDS:
      Net investment income:
        Class A Shares                                                                    (14,299,720)                 (19,440,893)
        Class B Shares                                                                       (155,968)                     (48,386)
        Class D Shares                                                                       (391,170)                    (392,806)
        Class E Shares                                                                     (2,704,508)                  (3,328,486)
                                                                               -----------------------      -----------------------
    CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                                       (17,551,366)                 (23,210,571)
                                                                               -----------------------      -----------------------
    CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                        138,261,380                  211,778,075
                                                                               -----------------------      -----------------------
    CHANGE IN NET ASSETS                                                                  138,296,652                  211,765,176

    NET ASSETS:
        Beginning of period                                                               498,301,972                  286,536,796
                                                                               -----------------------      -----------------------
        End of period                                                                   $ 636,598,624                $ 498,301,972
                                                                               =======================      =======================



                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A

                                                                  FOR THE SIX
                                                                 MONTHS ENDED
                                                                 FEBRUARY 28,
                                                                     2001                      FOR THE YEARS ENDED AUGUST 31,
                                                                                       ---------------------------------------------
                                                                  (UNAUDITED)                  2000                    1999
                                                              ---------------------    --------------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 1.00                  $ 1.00                 $ 1.00
                                                              ---------------------    --------------------   --------------------
INVESTMENT ACTIVITIES
    Net investment income                                                     0.03                    0.06                   0.05
    Net realized gains/(losses) from investment transactions                  0.00 *                 (0.00)*                (0.00)*
                                                              ---------------------    --------------------   --------------------
    Total from investment activities                                          0.03                    0.06                   0.05
                                                              ---------------------    --------------------   --------------------
DIVIDENDS
    Net investment income                                                    (0.03)                  (0.06)                 (0.05)
                                                              ---------------------    --------------------   --------------------
    Total dividends                                                          (0.03)                  (0.06)                 (0.05)
                                                              ---------------------    --------------------   --------------------
NET ASSET VALUE, END OF PERIOD                                              $ 1.00                  $ 1.00                 $ 1.00
                                                              =====================    ====================   ====================
TOTAL RETURN                                                                 3.17% (A)               5.97%                  5.00%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                        $ 522,812               $ 394,118              $ 254,808
Ratio of expenses to average net assets                                      0.20% (b)               0.20%                  0.20%
Ratio of net investment income to average net assets                         6.30% (b)               5.89%                  4.91%



FINANCIAL HIGHLIGHTS, CLASS A



                                                                                   FOR THE YEARS ENDED AUGUST 31,
                                                              ---------------------------------------------------------------------
                                                                     1998                      1997                     1996
                                                              ------------------     ---------------------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 1.00                    $ 1.00                   $ 1.00
                                                              ------------------     ---------------------     --------------------
INVESTMENT ACTIVITIES
    Net investment income                                                  0.05                      0.05                     0.05
    Net realized gains/(losses) from investment transactions               0.00 *                    0.00 *                  (0.00)*
                                                              ------------------     ---------------------     --------------------
    Total from investment activities                                       0.05                      0.05                     0.05
                                                              ------------------     ---------------------     --------------------
DIVIDENDS
    Net investment income                                                 (0.05)                    (0.05)                   (0.05)
                                                              ------------------     ---------------------     --------------------
    Total dividends                                                       (0.05)                    (0.05)                   (0.05)
                                                              ------------------     ---------------------     --------------------
NET ASSET VALUE, END OF PERIOD                                           $ 1.00                    $ 1.00                   $ 1.00
                                                              ==================     =====================     ====================
TOTAL RETURN                                                              5.54%                     5.40%                    5.52%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                     $ 272,980                 $ 568,715                $ 334,069
Ratio of expenses to average net assets                                   0.20%                     0.20%                    0.20%
Ratio of net investment income to average net assets                      5.40%                     5.33%                    5.36%






FINANCIAL HIGHLIGHTS, CLASS B
                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                                FEBRUARY 28,
                                                                    2001                     FOR THE YEARS ENDED AUGUST 31,
                                                                                      ----------------------------------------------
                                                                 (UNAUDITED)                    2000                    1999
                                                              --------------------    --------------------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 1.00                  $ 1.00                   $ 1.00
                                                              --------------------    --------------------     --------------------
INVESTMENT ACTIVITIES
    Net investment income                                                    0.03                    0.06                     0.05
    Net realized gains/(losses) from investment transactions                 0.00 *                 (0.00)*                  (0.00)*
                                                              --------------------    --------------------     --------------------
    Total from investment activities                                         0.03                    0.06                     0.05
                                                              --------------------    --------------------     --------------------
DIVIDENDS
    Net investment income                                                   (0.03)                  (0.06)                   (0.05)
                                                              --------------------    --------------------     --------------------
    Total dividends                                                         (0.03)                  (0.06)                   (0.05)
                                                              --------------------    --------------------     --------------------
NET ASSET VALUE, END OF PERIOD                                             $ 1.00                  $ 1.00                   $ 1.00
                                                              ====================    ====================     ====================
TOTAL RETURN                                                                3.04% (A)               5.71%                    4.74%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                         $ 5,515                 $ 4,793                  $ 1,569
Ratio of expenses to average net assets                                     0.45% (b)               0.45%                    0.45%
Ratio of net investment income to average net assets                        6.09% (b)               5.61%                    4.72%




FINANCIAL HIGHLIGHTS, CLASS B



                                                                                  FOR THE YEARS ENDED AUGUST 31,
                                                              --------------------------------------------------------------------
                                                                    1998                      1997                     1996
                                                              -----------------     ---------------------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 1.00                    $ 1.00                   $ 1.00
                                                              -----------------     ---------------------     --------------------
INVESTMENT ACTIVITIES
    Net investment income                                                 0.05                      0.05                     0.05
    Net realized gains/(losses) from investment transactions              0.00 *                    0.00 *                  (0.00)*
                                                              -----------------     ---------------------     --------------------
    Total from investment activities                                      0.05                      0.05                     0.05
                                                              -----------------     ---------------------     --------------------
DIVIDENDS
    Net investment income                                                (0.05)                    (0.05)                   (0.05)
                                                              -----------------     ---------------------     --------------------
    Total dividends                                                      (0.05)                    (0.05)                   (0.05)
                                                              -----------------     ---------------------     --------------------
NET ASSET VALUE, END OF PERIOD                                          $ 1.00                    $ 1.00                   $ 1.00
                                                              =================     =====================     ====================
TOTAL RETURN                                                             5.28%                     5.14%                    5.26%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                     $ 17,602                   $ 9,155                  $ 8,734
Ratio of expenses to average net assets                                  0.45%                     0.45%                    0.45%
Ratio of net investment income to average net assets                     5.16%                     5.02%                    5.11%




                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D
                                                                 FOR THE SIX
                                                                MONTHS ENDED                 FOR THE PERIOD
                                                                FEBRUARY 28,               SEPTEMBER 27, 1999
                                                                    2001                      TO AUGUST 31,
                                                                 (UNAUDITED)                    2000 (a)
                                                            ----------------------    -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 1.00                       $ 1.00
                                                            ----------------------    -------------------------
INVESTMENT ACTIVITIES
    Net investment income                                                    0.03                         0.05
    Net realized losses from investment transactions                         0.00 *                      (0.00)*
                                                            ----------------------    -------------------------
    Total from investment activities                                         0.03                         0.05
                                                            ----------------------    -------------------------
DIVIDENDS
    Net investment income                                                   (0.03)                       (0.05)
                                                            ----------------------    -------------------------
    Total dividends                                                         (0.03)                       (0.05)
                                                            ----------------------    -------------------------
NET ASSET VALUE, END OF PERIOD                                             $ 1.00                       $ 1.00
                                                            ======================    =========================
TOTAL RETURN                                                                2.91% (B)                    5.10% (B)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                        $ 13,805                     $ 10,121
Ratio of expenses to average net assets                                     0.70% (c)                    0.70% (c)
Ratio of net investment income to average net assets                        5.83% (c)                    5.53% (c)


FINANCIAL HIGHLIGHTS, CLASS E

                                                                 FOR THE SIX
                                                                MONTHS ENDED               FOR THE              FOR THE PERIOD
                                                                FEBRUARY 28,              YEAR ENDED             MAY 5, 1999
                                                                    2001                   AUGUST 31,            TO AUGUST 31,
                                                                 (UNAUDITED)                 2000                  1999 (a)
                                                            ----------------------    --------------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 1.00                  $ 1.00               $ 1.00
                                                            ----------------------    --------------------  -------------------
INVESTMENT ACTIVITIES
    Net investment income                                                    0.03                    0.05                 0.01
    Net realized losses from investment transactions                         0.00 *                 (0.00)*              (0.00)*
                                                            ----------------------    --------------------  -------------------
    Total from investment activities                                         0.03                    0.05                 0.01
                                                            ----------------------    --------------------  -------------------
DIVIDENDS
    Net investment income                                                   (0.03)                  (0.05)               (0.01)
                                                            ----------------------    --------------------  -------------------
    Total dividends                                                         (0.03)                  (0.05)               (0.01)
                                                            ----------------------    --------------------  -------------------
NET ASSET VALUE, END OF PERIOD                                             $ 1.00                  $ 1.00               $ 1.00
                                                            ======================    ====================  ===================
TOTAL RETURN                                                                2.76% (B)               5.13%                1.31% (B)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                        $ 94,467                $ 89,270             $ 30,159
Ratio of expenses to average net assets                                     1.00% (c)               1.00%                0.99% (c)
Ratio of net investment income to average net assets                        5.54% (c)               5.18%                4.00% (c)

* Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments
February 28, 2001
(Unaudited)
                                                                     MATURITY               PRINCIPAL                     AMORTIZED
                                                     RATE              DATE                  AMOUNT                          COST
                                                     ----              ----                  ------                          ----
COMMERCIAL PAPER - 9.3%
TENNESSEE - 1.2%
Shelby County,  Transportation Series 2000A          3.40 %            3/6/01      $        2,000,000       $             2,000,000
                                                                                                                          ---------
TEXAS - 5.5%
Brownsville Utility Systems                          4.45             3/16/01               2,600,000                     2,600,000
Harris County , GO, Series B                         3.30              3/5/01               1,925,000                     1,925,000
Harris County, GO, Series C                          3.20              6/4/01               5,000,000                     5,000,000
                                                                                                                          ---------
                                                                                                                          9,525,000
                                                                                                                          ---------
UTAH - 1.2%
Intermountain Power Agency                           3.30              3/5/01               2,000,000                     2,000,000
                                                                                                                          ---------
WISCONSIN - 1.4%
State Obligations                                    2.55              3/5/01               2,477,000                     2,477,000
                                                                                                                          ---------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $16,002,000)                                                                      16,002,000
                                                                                                                         ----------
MUNICIPAL BONDS AND NOTES - 19.5%
KANSAS - 3.7%

Wyandotte County, Unified Government GO,             4.70              8/1/01               1,600,000                     1,600,856
Series 18

Wyandotte County, Unified Government GO,             4.70              8/1/01                 866,000                       866,463
Series 19

Wyandotte County, Unified Government GO,             4.70              8/1/01               2,667,000                     2,668,427
Series 20

Wyandotte County, Unified Government,                4.10              2/1/02                 528,000                       528,909
Renewal Municipal Temp Notes, Series 8

Wyandotte County, Unified Government,                4.10              2/1/02                 635,000                       636,093
Renewal Municipal Temp Notes, Series 4                                                                                      -------
                                                                                                                          6,300,748
                                                                                                                          ---------
NEW JERSEY - 2.9%
Township of North Brunsick                           3.75             2/21/02               5,000,000                     5,021,273
                                                                                                                          ---------
OREGON - 1.2%
Multnomah County, School District Number 1J          5.00             6/29/01               2,000,000                     2,003,774
Portland Tax & Revenue                                                                                                    ---------

SOUTH CAROLINA - 1.6%
University of South Carolina Athletic Facility       3.40             2/22/02               2,800,000                     2,802,644
                                                                                                                          ---------
WASHINGTON - 0.6%
State GO, Series B                                   6.70              6/1/16               1,000,000                     1,004,605
                                                                                                                          ---------
WISCONSIN - 9.5%
Elkhorn Area School District, Tax & Revenue          4.80             8/24/01               2,500,000                     2,502,869
Anticipation Promissory Note

Hartford Unified School District, Tax & Revenue      4.75             10/1/01               1,000,000                     1,000,770
Anticipation Promissory Note

Ladysmith Hawkins School District, Tax &             5.02            10/16/01               3,200,000                     3,206,123
Revenue Anticipation Promissory Note

Merton Joint School District #9, Tax & Revenue       4.80            10/19/01               1,150,000                     1,151,743
Anticipation Promissory Note


                                   Continued

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
February 28, 2001
(Unaudited)
                                                                       MATURITY               PRINCIPAL                    AMORTIZED
                                                     RATE                DATE                  AMOUNT                        COST
                                                     ----                ----                  ------                        ----
MUNICIPAL BONDS AND NOTES, CONTINUED
WISCONSIN, CONTINUED

Pecatonica Area School District, Tax & Revenue       5.02 %           11/1/01     $           650,000            $          651,121
Anticipation Promissory Note

Racine Unified School District, Tax & Revenue        4.65              7/6/01               5,000,000                     5,004,155
Anticipation Notes

Slinger School District, Revenue Anticipation        3.51            11/27/01               1,000,000                     1,001,191
Note

State General Obligation                             5.80              5/1/01               1,000,000                     1,003,812
West de Pere School  District, Tax & Revenue         5.00            10/29/01               1,000,000                     1,001,893
                                                                                                                          ---------
Anticipation Promissory Note
                                                                                                                         16,523,677
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $33,656,721)                                                             33,656,721
                                                                                                                         ----------
VARIABLE MUNICIPAL BONDS - 71.8%
ALABAMA - 0.6%
Parrish Pollution Control Revenue*                   3.15              3/1/01               1,000,000                     1,000,000
                                                                                                                          ---------
ALASKA - 0.6%
Valdez Marine, Term Revenue, Exxon Pipeline          3.10              3/1/01               1,100,000                     1,100,000
Co. Project*                                                                                                              ---------


ARIZONA - 1.2%
Phoenix  YMCA Industrial Development*                3.20              3/1/01               2,000,000                     2,000,000
                                                                                                                          ---------
ARKANSAS - 1.2%
Fayetteville Public Facility Board, Butterfield      3.15              3/1/01               1,995,000                     1,995,000
Trail Village*                                                                                                            ---------


CALIFORNIA - 3.5%
Fremont  Multi-Family Housing*                       2.60              3/7/01               3,000,000                     3,000,000
Los Angeles County, Sand Canyon Ranch                2.85              3/6/01               3,000,000                     3,000,000
Project*                                                                                                                  ---------


                                                                                                                          6,000,000
COLORADO - 2.4%                                                                                                           ---------
Health Facilities Authority Revenue, Catholic        3.25              3/7/01               2,900,000                     2,900,000
Health, Series B, (LIQ- BankOne)*
University of Colorado Regents, Series A,            4.45              7/1/01               1,300,000                     1,300,000
(LOC-Bayerische LandesBank)*                                                                                              ---------

                                                                                                                          4,200,000
FLORIDA - 5.7%                                                                                                            ---------
Orange County, Housing Finance Authority             3.15              3/7/01               2,900,000                     2,900,000
Revenue, Series B, (LOC-FNMA)*

St. Lucie County  Pollution Control Revenue*         3.30              3/1/01               7,000,000                     7,000,000
                                                                                                                          ---------
                                                                                                                          9,900,000
GEORGIA - 4.6%                                                                                                            ---------
Burke County, Development Authority ,                3.15              3/7/01               2,250,000                     2,250,000
Pollution Control Revenue*


                                   Continued

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
February 28, 2001
(Unaudited)
                                                                       MATURITY               PRINCIPAL                    AMORTIZED
                                                     RATE                DATE                  AMOUNT                        COST
                                                     ----                ----                  ------                        ----

VARIABLE MUNICIPAL BONDS, CONTINUED
GEORGIA, CONTINUED

Burke County, Development Authority, Pollution       3.15 %            3/1/01    $            960,000         $             960,000
 Control Revenue*

De Kalb Private Hospital Authority Revenue,          3.10              3/7/01               4,800,000                     4,800,000
Egelston Children's Hospital, Series A,                                                                                   ---------
(LOC-Suntrust Bank)*

                                                                                                                          8,010,000
ILLINOIS - 0.6%                                                                                                           ---------
Development Financial Authority, Pollution           3.15              3/1/01               1,100,000                     1,100,000
Control Revenue*                                                                                                          ---------

IOWA - 1.6%
Warburg Higher Education Authority*                  3.20              3/1/01               2,720,000                     2,720,000
                                                                                                                          ---------
KANSAS - 0.6%
State Development Finance Authority Revenue,         3.15            11/15/28               1,000,000                     1,000,000
Village of Shalom,  (LOC-LaSalle National                                                                                 ---------
Bank)*

KENTUCKY - 2.3%
Economic Development Financing Authority*            3.15              3/1/01               4,000,000                     4,000,000
                                                                                                                          ---------
MARYLAND - 1.9%
State Health & Higher Educational Facilities         3.25              3/1/01               3,200,000                     3,200,000
Authority Revenue, Catholic Health Initiative,                                                                            ---------
Series B, (LOC-Morgan Guaranty)*

MICHIGAN - 1.8%
Jackson County Economic Development                  3.15              3/1/01               1,400,000                     1,400,000
Revenue*

Monroe County Economic Development Corp.,            3.10              3/1/01                 700,000                       700,000
Detroit Edison, Series CC*

State Strategic Fund Limited*                        3.10              3/1/01               1,000,000                     1,000,000
                                                                                                                          ---------
                                                                                                                          3,100,000
                                                                                                                          ---------
MINNESOTA - 1.7%
Cohasset, Power & Light Co.*                         3.15              3/1/01               2,990,000                     2,990,000
                                                                                                                          ---------

MISSOURI - 5.7%
Development Financial Board*                         3.25              3/1/01               1,900,000                     1,900,000
State Health and Education, St. Louis                3.20              3/1/01               2,220,000                     2,220,000
University*

State Health and Education, St. Louis                3.20              3/1/01               5,620,000                     5,620,000
University*                                                                                                               ---------
                                                                                                                          9,740,000
NEBRASKA - 2.1%                                                                                                           ---------



                                   Continued

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
February 28, 2001
(Unaudited)

                                                                     MATURITY              PRINCIPAL                       AMORTIZED
                                                     RATE              DATE                 AMOUNT                           COST
                                                     ----              ----                 ------                           ----
VARIABLE MUNICIPAL BONDS, CONTINUED
NEBRASKA, CONTINUED

Lancaster County, Hospital Authority Health          3.20 %            3/1/01     $         3,700,000       $             3,700,000
Facilities Revenue,  Series A, (LOC-LaSalle                                                                               ---------
Bank)*

NEVADA - 2.8%
Clark County, Airport Improvement Revenue,           3.05              3/7/01               4,867,000                     4,867,000
Series A-1*                                                                                                               ---------


NEW MEXICO - 1.2%
Hurley Pollution Control Revenue Bond*               3.15              3/1/01               2,000,000                     2,000,000
                                                                                                                          ---------
NEW YORK - 3.9%
Koch Floating Rate Trust*                            3.82              3/7/01               6,758,000                     6,758,000
                                                                                                                          ---------
NORTH CALOLINA - 0.6%
Charlotte Airport Revenue, Series A (MBIA            3.05              3/7/90               1,000,000                     1,000,000
Insured)*                                                                                                                 ---------

OHIO - 4.1%
State Water Development Authority, Philip            3.30              3/7/01               4,000,000                     4,000,000
Morris Co., Inc. Project*

The Ohio State University General Receipts,          3.00              3/7/01               3,000,000                     3,000,000
Series B*                                                                                                                 ---------

                                                                                                                          7,000,000
                                                                                                                          ---------
PENNSYLVANIA - 3.4%
Allegheny County Hospital Development                3.45              3/1/01               4,900,000                     4,900,000
Authority Revenue*                                                                                                        ---------

State Higher Educational Facilities Authority*       3.05              3/1/01               1,000,000                     1,000,000
                                                                                                                          ---------
                                                                                                                          5,900,000
                                                                                                                          ---------
TEXAS - 7.2%
Dallas Area Rapid Transit Authority, North           3.15              3/7/01               2,000,000                     2,000,000
Central Light Rail Revenue, (LOC- Credit Local de
 France)*

Grapevine Industrial Development Corp. Revenue,      3.10              3/1/01                 400,000                       400,000
 Series B1, (LOC-Bayerische Landesbank)*


Grapevine Industrial Development Corp. Revenue,      3.10              3/1/01                 400,000                       400,000
 Series B4, (LOC- Bayerische Landesbank)*


Harris County Health Facilities*                     3.15              3/1/01               4,000,000                     4,000,000
Lone Star  Airport Improvement Authority             3.20              3/1/01                 600,000                       600,000
Revenue, A-1,  (LOC-Royal Bank of Canada)*

Lone Star  Airport Improvement Authority             3.20              3/1/01               1,300,000                     1,300,000
Revenue, A-4,  (LOC-Royal Bank of Canada)*

                                   Continued

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
February 28, 2001
(Unaudited)
                                                                       MATURITY               PRINCIPAL                    AMORTIZED
                                                     RATE                DATE                  AMOUNT                        COST
                                                     ----                ----                  ------                        ----
VARIABLE MUNICIPAL BONDS, CONTINUED
TEXAS, CONTINUED

Lone Star  Airport Improvement Authority             3.20 %            3/1/01      $          600,000       $               600,000
Revenue, B-3, (LOC-Royal Bank of Canada)*

North Central Health Facilities Development          3.15              3/1/01               1,000,000                     1,000,000
Corp.*

Port Authority Navigation District*                  3.15              3/1/01               2,100,000                     2,100,000
                                                                                                                          ---------
                                                                                                                         12,400,000
                                                                                                                         ----------
VIRGINIA - 1.4%
Roanoke Industrial Development Authority             3.15              3/1/01               2,350,000                     2,350,000
Hospital Revenue,  Series B*                                                                                              ---------

WASHINGTON - 5.3%
State GO, Series 96B*                                3.00              3/7/01               2,000,000                     2,000,000
State Health Care Facilities Authority Revenue,      3.10              3/1/01               1,900,000                     1,900,000
Sisters Providence, Series D*

State Housing Finance*                               3.15              3/1/01               1,300,000                     1,300,000
State Public Power Supply Systems Nuclear            3.10              3/7/01               4,000,000                     4,000,000
Project Number One Revenue, Series 1A-1, (LOC-                                                                            ---------
Bank of America)*

                                                                                                                          9,200,000
                                                                                                                          ---------
WISCONSIN - 2.8%
Carlton Pollution Control Revenue*                   3.10              3/1/01               1,400,000                     1,400,000
Health & Educational Facilities Authority*           3.20              3/1/01               2,000,000                     2,000,000

Sheboygan Pollution Control Revenue, Electric        3.45              3/7/01               1,400,000                     1,400,000
Power Company*                                                                                                            ---------
                                                                                                                          4,800,000
                                                                                                                          ---------
WYOMING - 1.0%
Lincoln County,  PCR, Exxon Project A*               3.10              3/1/01               1,700,000                     1,700,000
                                                                                                                          ---------
TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $123,730,000)                                                            123,730,000
                                                                                                                        -----------



TOTAL INVESTMENTS (AMORTIZED COST $173,388,721) (a)   -   100.6%                                                        173,388,721
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.6)%                                                                      (1,027,423)
                                                                                                                        -----------

TOTAL NET ASSETS   -   100.0%                                                                          $                172,361,298
                                                                                                                        ===========
------------
* Variable rate investments. The rate presented on the Schedule of Portfolio
  Investments is the rate in effect at February 28, 2001.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

FNMA    -Fannie Mae
GO      -General Obligation
LIQ     -Liquidity Obligations
LOC     -Line of Credit
MBIA    -Municipal Bond Insurance Association


                       See notes to financial statements.
                                       20

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES


FEBRUARY 28, 2001
(Unaudited)

ASSETS:
Investments, at value                                                             $ 173,388,721
Cash                                                                                 (1,627,466)
Interest receivable                                                                   1,069,311
                                                                                  -------------
    TOTAL ASSETS                                                                    172,830,566

LIABILITIES:
Dividends payable                                               $ 444,018
Accrued expenses and other liabilities:
    Investment manager                                             21,165
    Distribution and shareholder servicing                             98
    Other                                                           3,987
                                                                ---------
    TOTAL LIABILITIES                                                                   469,268
                                                                                  -------------
NET ASSETS                                                                        $ 172,361,298
                                                                                  =============

COMPOSITION OF NET ASSETS:
Capital                                                                           $ 172,524,723
Accumulated net realized losses from
    investment transactions                                                            (163,425)
                                                                                  -------------
NET ASSETS                                                                        $ 172,361,298
                                                                                  =============

Class A Shares
    Net Assets                                                                    $ 172,103,546
    Shares Outstanding                                                              172,266,971
    Net Asset Value, Offering Price
      and Redemption Price per share                                                     $ 1.00
                                                                                  =============

Class D Shares
    Net Assets                                                                    $     257,752
    Shares Outstanding                                                                  257,752
    Net Asset Value, Offering Price
      and Redemption Price per share                                              $        1.00
                                                                                  =============




STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
(Unaudited)


INVESTMENT INCOME:
Interest                                                                          $   3,409,434
                                                                                  -------------
    TOTAL INVESTMENT INCOME                                                           3,409,434

EXPENSES:
Investment manager                                              $ 165,385
Distribution and shareholder servicing:
    Class D Shares                                                    552
Other                                                               3,987
                                                                ---------
    TOTAL EXPENSES                                                                      169,924
                                                                                  -------------
NET INVESTMENT INCOME                                                                 3,239,510
                                                                                  -------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                    $   3,239,510
                                                                                  =============



                       See notes to financial statements.
                                       21

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             FOR THE SIX
                                                                             MONTHS ENDED           FOR THE
                                                                             FEBRUARY 28,          YEAR ENDED
                                                                                 2001              AUGUST 31,
                                                                             (UNAUDITED)              2000
                                                                        -------------------       --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                                   $   3,239,510           $   7,273,148
  Net realized gains/(losses) from investment transactions
                                                                                     --                 (42,330)
                                                                          -------------           -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                              3,239,510               7,230,818
                                                                          -------------           -------------

DIVIDENDS:
  Net investment income:
    Class A Shares
                                                                             (3,235,853)             (7,272,713)
    Class D Shares (a)
                                                                                 (3,657)                   (435)
                                                                          -------------           -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS
                                                                             (3,239,510)             (7,273,148)
                                                                          -------------           -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS
                                                                            (34,896,700)            (81,042,324)
                                                                          -------------           -------------
CHANGE IN NET ASSETS
                                                                            (34,896,700)            (81,084,654)

NET ASSETS:
  Beginning of period
                                                                            207,257,998             288,342,652
                                                                          -------------           -------------
  End of period                                                           $ 172,361,298           $ 207,257,998
                                                                          =============           =============

(a)  Commencement of operations was June 19, 2000.



                       See notes to financial statements.
                                       22

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A


                                                                              FOR THE SIX
                                                                              MONTHS ENDED
                                                                              FEBRUARY 28,
                                                                                  2001              ---------------------
                                                                              (UNAUDITED)                    2000
                                                                          ---------------------     ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $       1.00               $      1.00
                                                                             ------------               -----------
INVESTMENT ACTIVITIES
    Net investment income                                                            0.02                      0.04
    Net realized gains/(losses) from investment transactions                            -                     (0.00)*
                                                                             ------------               ------------
    Total from investment activities                                                 0.02                      0.04
                                                                             ------------               ------------
DIVIDENDS

    Net investment income                                                           (0.02)                    (0.04)
                                                                             ------------               ------------
    Total dividends                                                                 (0.02)                    (0.04)
                                                                             ------------               ------------
NET ASSET VALUE, END OF PERIOD                                               $       1.00               $      1.00
                                                                             ============               ============
TOTAL RETURN                                                                         1.91% (B)                 3.67%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                            $    172,104               $   207,183
Ratio of expenses to average net assets                                              0.20% (c)                 0.20%
Ratio of net investment income to average net assets                                 3.83% (c)                 3.57%



                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                                         -------------------------------------------
                                                                                1999                   1998
                                                                         -------------------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $     1.00             $      1.00
                                                                            ----------             -----------
INVESTMENT ACTIVITIES

    Net investment income                                                         0.03                    0.03
    Net realized gains/(losses) from investment transactions                      0.00 *                  0.00 *
                                                                            -----------            -----------
    Total from investment activities                                              0.03                    0.03
                                                                            -----------            -----------
DIVIDENDS

    Net investment income                                                        (0.03)                  (0.03)
                                                                            -----------            -----------
    Total dividends                                                              (0.03)                  (0.03)
                                                                            -----------            -----------
NET ASSET VALUE, END OF PERIOD                                              $     1.00             $      1.00
                                                                            ===========            ===========
TOTAL RETURN                                                                      3.01%                   3.41%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                           $  288,343             $   268,657
Ratio of expenses to average net assets                                           0.20%                   0.20%
Ratio of net investment income to average net assets                              2.96%                   3.35%



                                                                               FOR THE YEARS ENDED AUGUST 31,
                                                                         --------------------------------------------
                                                                                1997                    1996
                                                                         --------------------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $      1.00              $     1.00
                                                                            -----------              ----------
INVESTMENT ACTIVITIES

    Net investment income                                                          0.03                    0.03
    Net realized gains/(losses) from investment transactions                      (0.00)*                 (0.00)
                                                                            -----------              ----------
    Total from investment activities                                               0.03                    0.03
                                                                            -----------              ----------
DIVIDENDS

    Net investment income                                                         (0.03)                  (0.03)
                                                                            -----------              ----------
    Total dividends                                                               (0.03)                  (0.03)
                                                                            -----------              ----------
NET ASSET VALUE, END OF PERIOD                                                   $ 1.00                  $ 1.00
                                                                            ===========              ==========
TOTAL RETURN                                                                       3.42%                   3.43%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                             $ 282,368               $ 279,867
Ratio of expenses to average net assets                                            0.20%                   0.20%
Ratio of net investment income to average net assets                               3.38%                   3.34%


FINANCIAL HIGHLIGHTS, CLASS D SHARES


                                                                                FOR THE SIX
                                                                                MONTHS ENDED             FOR THE PERIOD
                                                                                FEBRUARY 28,             JUNE 19, 2000
                                                                                    2001                 TO AUGUST, 31
                                                                                (UNAUDITED)                 2000 (a)
                                                                            ---------------------     ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                        $   1.00                  $   1.00
                                                                                --------                  --------
    INVESTMENT ACTIVITIES

      Net investment income                                                         0.02                      0.01
      Net realized losses from investments                                             -                     (0.00)*
                                                                                --------                  --------
      Total from investment activities                                              0.02                      0.01
                                                                                --------                  --------
    DIVIDENDS

      Net investment income                                                        (0.02)                    (0.01)
                                                                                --------                  --------
      Total dividends                                                              (0.02)                    (0.01)
                                                                                --------                  --------
    NET ASSET VALUE, END OF PERIOD                                              $   1.00                  $   1.00
                                                                                ========                  ========
    TOTAL RETURN                                                                    1.65% (B)                 0.70% (B)
    DIVIDENDS

    Net Assets at end of period (000)                                           $    258                  $     75
    Ratio of expenses to average net assets                                         0.70% (c)                 0.70% (c)
    Ratio of net investment income to average net assets                            3.31% (c)                 3.45% (c)

    *    Less than $0.005 per share.

    (a)  Period from commencement of operations.

    (b)  Not annualized.

    (c)  Annualized.



                       See notes to financial statements.
                                       23

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2001


1.   ORGANIZATION:

          The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

2.   SIGNIFICANT ACCOUNTING POLICIES:

          The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION:

          Investments of the Portfolios are valued at amortized cost. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

     SECURITIES TRANSACTIONS AND RELATED INCOME:

          Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

     REPURCHASE AGREEMENTS:

          Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

     EXPENSE ALLOCATION:

          Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.



                                   Continued
                                       24

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2001


     DIVIDENDS TO SHAREHOLDERS:

          The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly.

          Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

          The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from the generally accepted accounting principles of the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

     FEDERAL TAXES:

          Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.   RELATED PARTY TRANSACTIONS:

     INVESTMENT ADVISOR:

          Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

          Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, trustee fees, and other miscellaneous non-recurring fees.

     DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

          Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

                           NAME                        FEE RATE
                           ----                        --------
                      Class B  Shares                    0.25%
                      Class C  Shares                    0.40
                      Class D  Shares                    0.50
                      Class E  Shares                    0.80



                                   Continued
                                       25

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2001



     FEE REIMBURSEMENTS:

          For the year ended August 31, 2000, fees reimbursed by the Manager are listed below:

                                                           CONTRACTUAL
         PORTFOLIO                                      FEE REIMBURSEMENTS
         ---------                                      ------------------
         U.S. Treasury Money Market                           $ 15,104
         General Money Market                                    2,574


4.   CAPITAL SHARE TRANSACTONS:

          Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the year ended February 28, 2001:


                          U.S. TREASURY MONEY MARKET             GENERAL MONEY MARKET            TAX-EXEMPT MONEY MARKET
                                  PORTFOLIO                            PORTFOLIO                        PORTFOLIO
                     -------------------------------------  -------------------------------- --------------------------------

                         FOR THE SIX          FOR THE        FOR THE SIX        FOR THE       FOR THE SIX        FOR THE
                        MONTHS ENDED        YEAR ENDED      MONTHS ENDED      YEAR ENDED      MONTHS ENDED     YEAR ENDED
                        FEBRUARY 28,        AUGUST 31,      FEBRUARY 28,      AUGUST 31,      FEBRUARY 28,     AUGUST 31,
                            2001               2000             2001             2000             2001            2000
                     -------------------- ----------------  --------------  ---------------- --------------- ----------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from
   shares issued            $ 39,878,821     $ 96,695,109  $ 1,851,977,502  $ 3,412,978,913   $ 324,997,442    $ 581,846,881


   Dividends                         198              326         109,414         1,354,083              20               34
   reinvested
   Cost of shares
   redeemed                 (43,186,352)     (96,050,414)   (1,723,421,901)  (3,275,008,997)   (360,076,535)    (662,964,618)
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------
   Class A shares
   capital transactions      (3,307,333)          645,021     128,665,015       139,323,999     (35,079,073)     (81,117,703)
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------

CLASS B SHARES:
   Proceeds from
   shares issued              30,612,692      120,971,303       7,615,968         5,786,019              -                -
   Cost of shares
   redeemed                  (40,088,962)    (143,440,646)     (6,894,118)       (2,568,020)             -                -
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------
   Class B shares
   capital transactions       (9,476,270)     (22,469,343)         721,850         3,217,999              -                -
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------

CLASS D SHARES
   Proceeds from
   shares issued            913,535,535    1,346,010,697       24,661,210        47,332,825         493,941          150,400
   Cost of shares
   redeemed                (776,949,774)  (1,280,679,381)    (20,978,246)      (37,211,179)        (311,568)         (75,021)
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------
   Class D shares
   capital transactions     136,585,761       65,331,316      3,682,964        10,121,646          182,373           75,379
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------

CLASS E SHARES
   Proceeds from
   shares issued             557,858,185    2,446,602,487    113,630,313       184,924,778                -                -
   Dividends reinvested               29               47             30                50                -                -
   Cost of shares
   redeemed                 (521,414,462)  (2,317,978,223)  (108,438,792)     (125,810,397)               -                -
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------
   Class E shares
   capital transactions       36,443,753      128,624,311      5,191,551        59,114,431                -                -
                       ------------------ ----------------  --------------  ---------------- --------------- ----------------
CHANGE FROM CAPITAL
TRANSACTIONS               $ 160,245,911    $ 172,131,305   $138,261,380     $ 211,778,075   $  (34,896,700) $   (81,042,324)
                       ================== ================  ==============  ================ =============== ================



                                   Continued
                                       26

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2001



                         U.S. TREASURY MONEY MARKET            GENERAL MONEY MARKET             TAX-EXEMPT MONEY MARKET
                                  PORTFOLIO                          PORTFOLIO                         PORTFOLIO
                      ----------------------------------    -----------------------------    -------------------------------

                         FOR THE SIX          FOR THE       FOR THE SIX        FOR THE        FOR THE SIX        FOR THE
                         MONTHS ENDED       YEAR ENDED      MONTHS ENDED     YEAR ENDED       MONTHS ENDED     YEAR ENDED
                         FEBRUARY 28,       AUGUST 31,      FEBRUARY 28,     AUGUST 31,       FEBRUARY 28,     AUGUST 31,
                             2001              2000             2001            2000              2001            2000
                      -------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                    39,878,821       96,695,109    1,851,977,502   3,412,978,913     324,997,442     581,846,881
   Reinvested                       198              326          109,414       1,354,083              20              34
   Redeemed                 (43,186,352)     (96,050,414)  (1,723,421,901) (3,275,008,997)   (360,076,535)   (662,964,618)
                      ------------------   --------------  --------------- ---------------   -------------   -------------
   Change in Class A
   Shares                    (3,307,333)         645,021      128,665,015     139,323,999     (35,079,073)    (81,117,703)
                      ------------------   --------------  --------------- ---------------   -------------   -------------
CLASS B SHARES:
   Issued                    30,612,692      120,971,303        7,615,968       5,786,019               -               -
   Redeemed                 (40,088,962)    (143,440,646)      (6,894,118)     (2,568,020)              -               -
                      ------------------   --------------  --------------- ---------------   -------------   -------------
   Change in Class B
   Shares                    (9,476,270)     (22,469,343)         721,850       3,217,999               -               -
                      ------------------   --------------  --------------- ---------------   -------------   -------------
CLASS D SHARES
   Issued                   913,535,535    1,346,010,697       24,661,210      47,332,825         493,941         150,400
   Redeemed                (776,949,774)  (1,280,679,381)     (20,978,246)    (37,211,179)       (311,568)        (75,021)
                      ------------------   --------------  --------------- ---------------   -------------   -------------
   Change in Class D
   Shares                   136,585,761       65,331,316        3,682,964      10,121,646         182,373          75,379
                      ------------------   --------------  --------------- ---------------   -------------   -------------
CLASS E SHARES
   Issued                   557,858,185    2,446,602,487      113,630,313     184,924,778               -               -
   Reinvested                        29               47               30              50               -               -
   Redeemed                (521,414,462)  (2,317,978,223)    (108,438,792)   (125,810,397)              -               -
                      ------------------   --------------  --------------- ---------------   -------------   -------------
   Change in Class E
   Shares                     36,443,753      128,624,311       5,191,551      59,114,431               -               -
                      ------------------   --------------  --------------- ---------------   -------------   -------------
CHANGE FROM SHARE
TRANSACTIONS                 160,245,911      172,131,305     138,261,380     211,778,075     (34,896,700)    (81,042,324)
                      ==================   ==============  =============== ===============   =============   =============



                                       27